Trade and Other Receivables (Details 2) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
StatementsLineItems [Line Items]
Gross carrying amount	$ 2,420	$ 4,670	$ 4,625	$ 4,502
Impairment loss allowance		(85)	(29)	$ (30)	$ (25)
Net carrying amount		3,890	3,600
Trade and other receivables		4,670	4,625
Impaired Allowance [Member]
StatementsLineItems [Line Items]
Trade and other receivables			(30)
Credit Impaired Allowance [Member]
StatementsLineItems [Line Items]
Trade and other receivables		(85)
Net Carrying Amount [Member]
StatementsLineItems [Line Items]
Trade and other receivables		4,670	4,625
Cost [Member]
StatementsLineItems [Line Items]
Trade and other receivables		$ 4,755	4,655
Less Than 30 Days [Member
StatementsLineItems [Line Items]
Weighted average loss rate		0.10%
Gross carrying amount		$ 1,529	1,837
Not credit impaired allowance
Credit impaired allowance		(2)
Impairment loss allowance
Net carrying amount		$ 1,527	1,837
30 - 60 Days [Member
StatementsLineItems [Line Items]
Weighted average loss rate		2.40%
Gross carrying amount		$ 573	630
Not credit impaired allowance
Credit impaired allowance		(14)
Impairment loss allowance
Net carrying amount		$ 559	630
61 - 90 days [Member
StatementsLineItems [Line Items]
Weighted average loss rate		18.90%
Gross carrying amount		$ 37
Not credit impaired allowance
Credit impaired allowance		(7)
Impairment loss allowance
Net carrying amount		$ 30
More Than 90 Days [Member
StatementsLineItems [Line Items]
Weighted average loss rate		9.70%
Gross carrying amount		$ 639	192
Not credit impaired allowance
Credit impaired allowance		(62)
Impairment loss allowance			(30)
Net carrying amount		$ 577	162
Neither Past Due Nor Impaired [Member
StatementsLineItems [Line Items]
Weighted average loss rate
Gross carrying amount		$ 1,977	1,996
Not credit impaired allowance
Credit impaired allowance
Impairment loss allowance
Net carrying amount		$ 1,977	$ 1,996